Lease Arrangements - Summary of Lease Liabilities (Details) $ in Millions, $ in Millions	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)
Disclosure Of Quantitative Information About Leases For Lessee [Abstract]
Lease liabilities - current	$ 3,211	$ 116	$ 3,382
Lease liabilities - noncurrent	7,062	$ 255	6,215
Lease liabilities	$ 10,273		$ 9,597